Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Future Payments Related to Construction of the Hangar
As of June 30, 2023, future payments related to the construction of the hangar are as follows:

As of June 30, 2023:	Hangar
Remainder of 2023	$758,960
2024	—
2025	—
2026	—
2027	—
Thereafter	—

Total	$758,960

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Summary of Future Payments Related to Construction of the Hangar
As of December 31, 2022, future payments related to the purchase of aircraft under the aircraft purchase agreement and for the construction of the hangar are as follows:

As of December 31:	Aircraft	Hangar
2023	$9,097,771	3,755,517
2024	—	—
2025	—	—
2026	—	—
2027	—	—
Thereafter	—	—

Total	$9,097,771	3,755,517

Schedule Represents the Components of the Company's Operating and Finance Lease Assets and Liabilities
The following schedule represents the components of the Company’s operating and finance lease assets and liabilities as of December 31, 2022 and 2021:

		As of December 31,
Leases	Classification	2022	2021
Assets
Operating lease right-of-use asset	Other noncurrent assets	$671,054	$577,086
Finance lease right-of-use asset	Property, plant and equipment, net	$61,933	$79,701

Liabilities
Operating lease right-of-use liabilities (current)	Operating right-of-use liability (current)	$21,484	$4,973
Finance lease right-of-use liabilities (current)	Accrued expenses and other current liabilities	$22,651	$6,928
Operating lease right-of-use liabilities (non-current)	Operating right-of-use liability (noncurrent)	$754,673	$608,571
Finance lease right-of-use liabilities (non-current)	Accrued expenses and other noncurrent liabilities	$45,659	$76,016

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases is as follows:

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(58,047)	$(51,039)
Operating cash flows from finance leases	$(8,671)	$(9,613)
Financing cash flows from finance leases	$(26,747)	$(23,310)

Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$129,576	$619,599

Schedule of Future Minimum Lease Payments with a Weighted Average Remaining Lease Term
As of December 31, 2022, future minimum lease payments with a weighted average remaining lease term of 24.6 years are as follows:

	Operating Leases	Finance Leases
Year Ending December 31:
2023	$56,702	$28,700
2024	60,501	25,616
2025	60,501	21,036
2026	65,046	4,369
2027	69,592	—
Thereafter	2,376,822	—

Total lease payments	2,689,164	79,721
Less: interest	1,913,007	11,411

Total lease liabilities	$776,157	$68,310